Stockholders' Equity - Schedule of Share Repurchase Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2025
Equity [Abstract]
Total number of shares repurchased (in shares)	975,294	567,582	1,542,876
Average price paid per share (in dollars per share)	$ 102.51	$ 88.10	$ 97.21
Amount repurchased	$ 99,982	$ 50,000	$ 149,982